ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended			12 Months Ended
	Jun. 18, 2019 USD ($) shares	Jun. 18, 2019 CNY (¥) shares	May 17, 2019 USD ($) $ / shares shares	May 17, 2019 CNY (¥) shares	May 16, 2019 director	Dec. 31, 2019 $ / shares shares	Nov. 30, 2019 shares	May 31, 2019	Dec. 31, 2019 Vote $ / shares shares	Dec. 31, 2018 $ / shares
ORDINARY SHARES
Share split ratio								500	500
IPO
ORDINARY SHARES
Total proceeds, net of underwriting discounts and commissions			$ 527,724	¥ 3,640,876
Overallotment option
ORDINARY SHARES
Total proceeds, net of underwriting discounts and commissions	$ 79,522	¥ 547,977
Conversion into Class B ordinary shares
ORDINARY SHARES
Conversion ratio			1	1
Conversion into Class A ordinary shares
ORDINARY SHARES
Conversion ratio			1	1			1
Ordinary shares
ORDINARY SHARES
Number of directors that shareholders had the rights to nominate and appoint | director					2
Par value per share (in US dollars per share) | $ / shares						$ 0.001			$ 0.001	$ 0.001
Ordinary shares | Conversion into Class B ordinary shares
ORDINARY SHARES
Number of shares converted			750,000	750,000
Angel shares
ORDINARY SHARES
Number of directors that shareholders had the rights to nominate and appoint | director					1
Angel shares | Conversion into Class B ordinary shares
ORDINARY SHARES
Number of shares converted			1,428,750	1,428,750
Series A convertible redeemable preferred shares | Conversion into Class B ordinary shares
ORDINARY SHARES
Number of shares converted			544,688	544,688
Series B convertible redeemable preferred shares | Conversion into Class B ordinary shares
ORDINARY SHARES
Number of shares converted			279,152	279,152
Series B-1 Preferred Shares | Conversion into Class B ordinary shares
ORDINARY SHARES
Number of shares converted			173,182	173,182
Series B-1 Preferred Shares | Conversion into Class A ordinary shares
ORDINARY SHARES
Number of shares converted			15,211	15,211
Class B ordinary shares
ORDINARY SHARES
Number of shares issued upon conversion			3,175,772	3,175,772
Number of shares after share split			1,587,886,000
Par value per share (in US dollars per share) | $ / shares			$ 0.000002			0.000002			$ 0.000002	0.000002
Share split ratio			500	500
Number of voting rights entitled | Vote									10
Class B ordinary shares | Conversion into Class A ordinary shares
ORDINARY SHARES
Conversion ratio									1
Class A ordinary shares
ORDINARY SHARES
Number of shares issued upon conversion			15,211	15,211			310,198,928
Number of shares after share split			7,605,500
Par value per share (in US dollars per share) | $ / shares			$ 0.000002			$ 0.000002			$ 0.000002	$ 0.000002
Share split ratio			500	500
Aggregate shares issued						19,753,888			327,129,412
Number of voting rights entitled | Vote									1
Class A ordinary shares | IPO
ORDINARY SHARES
Aggregate shares issued			264,000,000	264,000,000
Class A ordinary shares | Private placement
ORDINARY SHARES
Aggregate shares issued			23,529,412	23,529,412
Total proceeds, net of issuance costs			$ 50,000	¥ 344,950
Issue price per share (in US dollars per share) | $ / shares			$ 2.125
Class A ordinary shares | Overallotment option
ORDINARY SHARES
Aggregate shares issued	39,600,000	39,600,000
ADSs | IPO
ORDINARY SHARES
Aggregate shares issued			33,000,000	33,000,000
ADSs | Overallotment option
ORDINARY SHARES
Aggregate shares issued	4,950,000	4,950,000